Trace W. Rakestraw
State Street
1 Iron Street CCB 1102
Boston, MA 02210
Tel +1 617 662 1501
Fax +1 617 369 0205
twrakestraw@statestreet.com

September 15, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares U.S. ETF Trust (the “Registrant”)

  Securities Act File No. 333-179904

  Investment Company Act File No. 811-22649

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated September 2, 2015, to the prospectuses for the iShares Interest Rate Hedged Corporate Bond ETF and iShares Interest Rate Hedged High Yield Bond ETF. The purpose of this filing is to submit the 497 dated September 2, 2015 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Very truly yours,

/s/ Trace W. Rakestraw
Trace W. Rakestraw

cc:	Benjamin Haskin, Esq.